Operating Segment Information - Additional Information (Detail) - Administrative Service Fees [Member] - Immediate holding company [Member]	12 Months Ended
Dec. 31, 2019 HKD ($)
Disclosure of operating segments [line items]
Services received, related party transactions	$ 12,000,000
Quarterly [Member]
Disclosure of operating segments [line items]
Services received, related party transactions	$ 6,000,000